CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net income (loss) attributable to HUYA Inc.	¥ (204,519)		$ (28,805)	¥ (547,673)	[1]	¥ 583,499
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation of property and equipment	46,803		6,592	43,413	[1]	49,875
Amortization of acquired intangible assets	54,320		7,651	58,599	[1]	39,239
Amortization of right-of-use assets	39,277		5,532	41,599	[1]	35,901
(Reversal of) allowance for expected credit losses	13,394		1,887	(107)	[1]	(2,360)
(Loss) gain on disposal of property and equipment and other long-term assets	(594)		(84)	1,388	[1]	(1,504)
Share-based compensation	78,265		11,023	156,478	[1]	289,705
Share of (income) loss in equity method investments, net of income taxes	0		0	520	[1],[2]	(379,207)
Deferred income tax expenses (benefits)	(4,007)		(564)	17,500	[1]	32,125
Gain on fair value changes of investments	0		0	(7,602)	[1],[2]	(44,161)
Impairment loss of investments	225,800		31,803	55,201	[1],[2]	0
Impairment of goodwill	0		0	34,640	[1],[2]	0
Short-term investments income	0		0	(2,081)	[1]	(16,331)
Foreign currency exchange losses, net	1,593		224	2,516	[1],[2]	1,480
Changes in operating assets and liabilities, net of effects from acquisition:
Accounts receivable	4,706		663	3,579	[1]	(16,059)
Prepayments and other assets	36,277		5,110	57,747	[1]	(245,555)
Amounts due from related parties	(88,861)		(12,516)	88,940	[1]	(83,847)
Accounts payable	4,472		630	(3,039)	[1]	3,839
Amounts due to related parties	15,286		2,153	(82,984)	[1]	120,675
Advances from customers and deferred revenue	(60,114)		(8,467)	(58,249)	[1]	(85,538)
Lease liabilities	(31,664)		(4,459)	(34,880)	[1]	(38,924)
Accrued liabilities and other current liabilities	(183,505)		(25,847)	(248,848)	[1]	138,111
Income tax payable	20,990		2,956	22,980	[1]	(53,510)
Net cash provided by/(used in) operating activities	(32,081)		(4,518)	(400,363)	[1]	327,453
Cash flows from investing activities
Placements of short-term deposits	(6,064,259)		(854,133)	(8,460,370)	[1]	(7,050,721)
Maturities of short-term deposits	8,285,719		1,167,019	8,291,399	[1]	4,595,849
Placements of short-term investments	0		0	0	[1]	(1,950,000)
Maturities of short-term investments	3,117		439	815,295	[1]	2,350,000
Placements of long-term deposits	(2,141,404)		(301,610)	(1,086,682)	[1]	0
Maturities of long-term deposits	714,657		100,657	0	[1]	0
Purchase of property and equipment	(123,207)		(17,353)	(156,350)	[1]	(39,483)
Purchase of intangible assets	(8,084)		(1,139)	(8,425)	[1]	(58,583)
Cash paid for long-term investments	(68,332)		(9,624)	(244,544)	[1]	(284,118)
Cash consideration paid for business combination under common control	(546,084)		(76,914)	0	[1]	0
Cash received from a disposal of an investment	0		0	0	[1]	554,889
Proceeds from disposal of property and equipment	1,083		153	1,109	[1]	1,847
Net cash (used in)/provided by investing activities	53,206		7,495	(848,568)	[1]	(1,880,320)
Cash flows from financing activities
Repurchase of common shares	(202,422)		(28,511)	0	[1]	0
Proceeds from exercise of vested share options	128		18	6,049	[1]	10,723
Net cash provided by/(used in) financing activities	(202,294)		(28,493)	6,049	[1]	10,723
Net decrease in cash and cash equivalents and restricted cash	(181,169)		(25,516)	(1,242,882)	[1]	(1,542,144)
Cash and cash equivalents and restricted cash at the beginning of the year	698,141	[1]	98,331	1,846,454	[1]	3,458,462
Effect of exchange rate changes on cash and cash equivalents and restricted cash	13,138		1,850	94,569	[1]	(69,864)
Cash and cash equivalents and restricted cash at the end of the year	530,110		74,665	698,141	[1]	1,846,454	[1]
Supplemental disclosure of cash flows information:
- Unpaid cash consideration for business acquisition	(28,742)		(4,048)
- Income tax paid (received)	(8,895)		(1,253)	(87,890)		96,096
- Unpaid cash consideration for repurchase of treasury shares	(3,923)		(553)
- Acquisition of property and equipment, included with accrued liabilities and other current liabilities	¥ 62,357		$ 8,783	¥ 17,787		¥ 4,301

[1]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).